Share-based Payments - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized as a percentage of common shares outstanding from time to time		10.00%
Share-based compensation expense from equity-settled arrangements		$ 600	$ 1,300
Number of share options exercised in share-based payment arrangement | shares		0	0
Compensation expenses recorded in G&A		$ (1,478)	$ (2,418)
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Expiration period		5 years
Deferred Share Units (DFU), Restricted Share Units and Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses recorded in G&A		$ 800	$ 1,100
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Settled period from vesting dates	30 days
Bottom of range [member] | Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settled period from vesting dates	60 days
Performance share units vested percentage	50.00%	0.00%
Top of range [member] | Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance share units vested percentage	150.00%	200.00%